Shareholder Report, Holdings (Details) - Kingsbarn Tactical Bond ETF [Member]	Nov. 30, 2025
iShares iBoxx $ Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.88%
iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.46%
iShares 0-3 Months Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.32%
iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.88%
Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.46%
Ultra Short Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.32%
Inflation Protected [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%